Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and due from banks	$ 5,170	$ 5,328
Interest-bearing demand deposits	33,994	18,146
Cash and cash equivalents	39,164	23,474
Available-for-sale securities	19,348	26,564
Held-to-maturity securities	450	955
Loans, net of allowance for loan losses of $2,400 and $2,894 at December 31, 2014 and 2013, respectively	313,354	306,608
Premises and equipment	10,071	10,723
Federal Home Loan Bank stock	4,210	4,810
Foreclosed assets held for sale, net	1,140	2,202
Intangible assets	66	186
Accrued interest receivable	829	1,022
Deferred federal income taxes	493	744
Bank-owned life insurance	10,747	10,511
Other assets	1,940	1,367
Total assets	401,812	389,166
Deposits
Demand	183,550	164,747
Savings	71,319	67,588
Time	67,812	78,306
Total deposits	322,681	310,641
Short-term borrowings	5,098	5,746
Federal Home Loan Bank advances	26,719	26,991
Subordinated debentures	4,124	4,124
Interest payable and other liabilities	2,800	2,793
Total liabilities	361,422	350,295
Stockholders' Equity
Preferred stock, no par value, authorized 2,000,000 shares; no shares issued	0	0
Common stock, $1 par value; authorized 10,000,000 shares; issued 2014 -5,385,304 shares, 2013 - 5,375,304 shares	5,385	5,375
Additional paid-in capital	18,044	17,750
Retained earnings	20,478	19,600
Stock held by deferred compensation plan; 2014 -224,871 shares, 2013 - 213,805 shares	(2,044)	(1,904)
Unearned ESOP compensation	(1,467)	(1,658)
Accumulated other comprehensive income (loss)	57	(191)
Treasury stock, at cost 2014 - 7,850 shares, 2013 - 12,496 shares	(63)	(101)
Total stockholders' equity	40,390	38,871
Total liabilities and stockholders' equity	$ 401,812	$ 389,166